Cover	Feb. 23, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 24, 2023, Oxus Acquisition Corp. filed a Form 8-K (the “Original Form 8-K”). This Amendment to Form 8-K is being filed solely to update the press release filed as Exhibit 99.1 of the Original Form 8-K to include certain additional information. In connection with the same, a corrected version of Exhibit 99.1 to the Original Form 8-K is being reissued and refiled. Except as set forth herein, the remainder of the Original Form 8-K remains unchanged.
Document Period End Date	Feb. 23, 2023
Entity File Number	001-40778
Entity Registrant Name	Oxus Acquisition Corp.
Entity Central Index Key	0001852973
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	300/26 Dostyk Avenue
Entity Address, City or Town	Almaty
Entity Address, Country	KZ
Entity Address, Postal Zip Code	050020
City Area Code	(727)
Local Phone Number	355-8021
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one Warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one Warrant
Trading Symbol	OXUSU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	OXUS
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	OXUSW
Security Exchange Name	NASDAQ